Loans and borrowings	12 Months Ended
Dec. 31, 2023
Borrowings [abstract]
Loans and borrowings	Loans and borrowings
See accounting policies in notes 38(B), (J)(i), (J)(iii) and (L)(ii).
(a)Trade financing
During the year ended December 31, 2022, the Group has entered into certain bank facilities amounted to $14,500,000, which were secured by trade receivables. The balance of trade financing was interest bearing at Hong Kong Interbank Offered Rate (“HIBOR”) plus 1.2% per annum or at United States Dollar reference rate (“USD Reference Rate”) plus 1.2% per annum and repayable within one year.
The Group has also entered into certain reverse factoring arrangements with banks, under which the Group obtained extended credit in respect of the invoice amounts owed to certain suppliers. Under these arrangements, the banks pay suppliers the amounts owed by the Group on the original due dates, and then the Group settles the banks between 120 - 180 days later than the original due dates with the suppliers, with interest at HIBOR plus 1% per annum or at USD Reference Rate plus 1% per annum.
In the consolidated statement of financial position, the Group has presented payables to the banks under these arrangements as “trade financing”, having compared the nature and function of such liabilities with trade payables to suppliers.
Proceeds from trade financing of $21,677,075 were received during the year ended December 31, 2022 and the balances were fully repaid as at December 31, 2022.
(b)Reconciliation of movements of liabilities to cash flows arising from financing activities
The table below details changes in the Group’s liabilities from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are liabilities for which cash flows were, or future cash flows will be, classified in the Group’s consolidated statement of cash flows as cash flows from financing activities.

	Lease liabilities	Trade financing	Preference shares liabilities	Total
	(note 24)	(note 25(a))	(note 26)
Balance at January 1, 2022	$5,267,210	$—	$486,404,770	$491,671,980
Changes from financing cash flows:
Capital element of lease rentals paid	(1,834,272)	—	—	(1,834,272)
Interest element of lease rentals paid	(244,085)	—	—	(244,085)
Interest paid	—	(172,978)	—	(172,978)
Proceeds from trade financing	—	21,677,075	—	21,677,075
Repayment of trade financing	—	(21,677,075)	—	(21,677,075)
Total changes from financing cash flows	(2,078,357)	(172,978)	—	(2,251,335)
Other changes:
Increase in lease liabilities from entering into new leases	833,538	—	—	833,538
Interest expenses (notes 7(a)(ii) and 10(a))	244,085	172,978	—	417,063
Changes in the carrying amount of preference shares liabilities (note 26)	—	—	3,752,758	3,752,758
Additions from acquisition (note 34(C))	2,379,687	—	—	2,379,687
Fair value loss on preference shares liabilities (note 26)	—	—	60,091,353	60,091,353
Reclassification to share premium (note 26)	—	—	(550,248,881)	(550,248,881)
Total other changes	3,457,310	172,978	(486,404,770)	(482,774,482)
Balance at December 31, 2022 and January 1, 2023	6,646,163	—	—	6,646,163
Changes from financing cash flows:
Capital element of lease rentals paid	(3,234,883)	—	—	(3,234,883)
Interest element of lease rentals paid	(241,497)	—	—	(241,497)
Total changes from financing cash flows	(3,476,380)	—	—	(3,476,380)
Other changes:
Increase in lease liabilities from entering into new leases	196,626	—	—	196,626
Lease modification	(1,238,518)	—	—	(1,238,518)
Interest expenses (notes 7(a)(ii) and 10(a))	241,497	—	—	241,497
Total other changes	(800,395)	—	—	(800,395)
Balance at December 31, 2023	$2,369,388	$—	$—	$2,369,388